SCHEDULE OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Financial assets at FVTPL	$ 620	¥ 100,820
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at FVTPL
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at FVTPL
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at FVTPL		¥ 100,820